Income taxes	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Income taxes
25.	Income taxes
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024

Income (loss) before income taxes:	1,117,503	1,274,496	1,268,662

Income tax expenses
Current	238,602	304,881	271,045
Deferred	(9,505)	(42,158)	17,123

Total income tax expense	229,097	262,723	288,168

For the fiscal year ended March 31, 2022, 2023 and 2024 the domestic component
s
of the amount of income tax expenses were 88,016 million yen, 157,745 million yen and 169,821 million yen, respectively, and the foreign component
s
of the amount of income tax expenses were 141,081 million yen, 104,978 million yen and 118,347 million yen, respectively.
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2022	2023 Restated	2024
Statutory tax rate	31.5%	31.5%	31.5%
Non-deductible expenses	0.2	0.2	0.3
Income tax credits	(1.9)	(3.0)	(3.3)
Change in statutory tax rate	(0.2)	(0.1)	0.1
Change in unrecognized deferred tax assets	(3.7)	(1.0)	(2.1)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and affiliates	1.0	1.5	0.9
Lower tax rate applied to life and non-life insurance business in Japan	(0.4)	(0.9)	(0.4)
Foreign income tax differential	(5.5)	(6.0)	(4.9)
Recording or reversal of liabilities for uncertain tax positions	0.8	(0.3)	0.1
Controlled Foreign Company taxation in Japan	(1.8)	(2.0)	0.0
Other	0.5	0.7	0.5

Effective income tax rate	20.5%	20.6%	22.7%

Sony recognizes deferred tax assets, which include temporary differences, net operating losses and tax credits, to the extent that it is probable that taxable profit will be available against which the assets can be utilized. The realization of deferred tax assets is dependent upon the generation of future taxable income in the relevant tax jurisdiction.

The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2023
	Beginning balance	Cumulative effects of the application of new accounting standards	Restated beginning balance	Recognized in profit or loss (Restated)	Recognized in other comprehensive income (Restated)	Changes accompanying business combination	Recognized directly in equity	Other*	Restated ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	71,087	—	71,087	(5,756)	—	10,157	—	5,600	81,088
Defined benefit liabilities	72,565	(3)	72,562	5,826	(8,245)	(28)	(1,881)	(1,099)	67,135
Amortization including content assets	26,759	—	26,759	(1,675)	—	(25,695)	—	2,828	2,217
Lease liabilities	96,100	5,330	101,430	12,818	—	221	—	4,378	118,847
Warranty reserves and accrued expenses	141,344	326	141,670	4,070	—	1,599	—	2,643	149,982
Insurance contract liabilities	—	179,620	179,620	561,000	(740,620)	—	—	—	—
Inventories	29,546	—	29,546	15,479	—	—	—	(302)	44,723
Depreciation	43,189	—	43,189	(3,566)	—	—	—	429	40,052
Debt securities measured at FVOCI	—	—	—	—	27,581	—	—	—	27,581
Tax credit carryforwards	38,884	—	38,884	(12,297)	—	5,792	—	3,845	36,224
Loss allowances	7,748	—	7,748	(1,857)	—	—	—	259	6,150
Impairment of investments	9,816	—	9,816	(3,709)	—	—	—	(55)	6,052
Deferred revenue	31,185	—	31,185	22,076	—	(2,299)	—	2,478	53,440
Other	140,594	55,920	196,514	2,361	(2,408)	21,427	(985)	7,663	224,572

Total deferred tax assets	708,817	241,193	950,010	594,770	(723,692)	11,174	(2,866)	28,667	858,063

Deferred tax liabilities:
Insurance acquisition costs	(191,474)	191,474	—	—	—	—	—	—	—
Insurance contract liabilities	(167,337)	167,337	—	(667,224)	457,619	—	—	5,886	(203,719)
Right-of-use assets	(59,566)	(5,330)	(64,896)	(24,637)	—	(208)	—	(6,328)	(96,069)
Equity securities measured at FVOCI	(15,969)	—	(15,969)	923	8,846	—	—	1,823	(4,377)
Equity securities measured at FVPL	(53,139)	—	(53,139)	31,952	—	—	—	(3,380)	(24,567)
Debt securities measured at FVOCI	(327,359)	(3,187)	(330,546)	39,764	291,024	—	—	(242)	—
Intangible assets acquired through stock exchange offerings	(23,949)	—	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(101,594)	—	(101,594)	2,277	—	—	—	(6,639)	(105,956)
Undistributed earnings of foreign subsidiaries and affiliates	(56,031)	—	(56,031)	(15,318)	—	—	—	1,759	(69,590)
Investment in M3, Inc.	(42,692)	—	(42,692)	(4,646)	—	—	—	—	(47,338)
Other	(67,610)	(13,242)	(80,852)	84,297	(52)	(3,120)	(159)	(7,126)	(7,012)

Total deferred tax liabilities	(1,106,720)	337,052	(769,668)	(552,612)	757,437	(3,328)	(159)	(14,247)	(582,577)

*	Other mainly consists of exchange differences on translating foreign operations.

	Yen in millions
	Fiscal year ended March 31, 2024
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	81,088	(11,765)	—	460	—	7,758	77,541
Defined benefit liabilities	67,135	16,287	(11,350)	—	(613)	4,088	75,547
Amortization including content assets	2,217	14,293	—	—	—	3,109	19,619
Lease liabilities	118,847	17,154	—	—	—	(271)	135,730
Warranty reserves and accrued expenses	149,982	7,918	—	—	—	9,502	167,402
Inventories	44,723	2,892	—	—	—	1,192	48,807
Depreciation	40,052	(663)	—	—	—	2,214	41,603
Equity securities measured at FVPL	—	—	17,230	—	—	2,010	19,240
Debt securities measured at FVOCI	27,581	74,703	273,954	—	—	6,289	382,527
Tax credit carryforwards	36,224	11,698	—	2,991	—	6,733	57,646
Loss allowances	6,150	3,525	—	—	—	1,066	10,741
Impairment of investments	6,052	2,279	—	—	—	(551)	7,780
Deferred revenue	53,440	(11,697)	—	—	—	6,711	48,454
Other	224,572	47,828	(598)	(7,352)	(1,005)	25,836	289,281

Total deferred tax assets	858,063	174,452	279,236	(3,901)	(1,618)	75,686	1,381,918

Deferred tax liabilities:
Insurance contract liabilities	(203,719)	(79,827)	(219,099)	—	—	2,936	(499,709)
Right-of-use assets	(96,069)	(16,775)	—	—	—	(396)	(113,240)
Equity securities measured at FVOCI	(4,377)	4,389	(206)	—	—	194	—
Equity securities measured at FVPL	(24,567)	(24,753)	—	—	—	(3,014)	(52,334)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(105,956)	3,466	—	—	—	(14,501)	(116,991)
Undistributed earnings of foreign subsidiaries and affiliates	(69,590)	(6,856)	—	—	—	(8,505)	(84,951)
Investment in M3, Inc.	(47,338)	(5,287)	—	—	—	—	(52,625)
Other	(7,012)	(65,932)	19	(5,295)	(20)	(26,753)	(104,993)

Total deferred tax liabilities	(582,577)	(191,575)	(219,286)	(5,295)	(20)	(50,039)	(1,048,792)

*	Other mainly consists of exchange differences on translating foreign operations.
As of March 31, 2023 and 2024, based on the assessment of recoverability of deferred tax assets, Sony continued not to recognize the deferred tax assets at some entities in Japan, Sony Mobile Communications AB in Sweden, Sony Europe B.V. in the United Kingdom, certain subsidiaries in Brazil, and certain subsidiaries in other tax jurisdictions.

As of March 31, 2023 and 2024, the deductible temporary differences, operating loss carryforwards and tax credit carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Deductible temporary differences	126,406	134,602
Operating loss carryforwards	1,384,658	1,424,553
Tax credit carryforwards	18,853	16,869
As of March 31, 2023 and 2024, the expected expiration period of the operating loss carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Within 5 years	602,799	494,989
Over 5 years to 10 years	250,587	274,044
Over 10 years to 15 years	25,786	28,601
Over 15 years	13,245	15,592
No expiration period	492,241	611,327

Total	1,384,658	1,424,553

As of March 31, 2023 and 2024, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized was mostly within 5 years except for the amount with no expiration period. The amount of tax credit carryforwards with no expiration date as of March 31, 2023 was 1,047 million yen.
There were no tax credit carryforwards without an expiration date as of March 31, 2024.
Deferred tax liabilities are not recognized on the taxable temporary differences for undistributed earnings of certain foreign subsidiaries and corporate joint ventures which are not expected to be remitted in the foreseeable future. As of March 31, 2023 and 2024, such taxable temporary differences amounted to 560,888 million yen and 1,122,164 million yen, respectively. The tax basis of these undistributed earnings was approximately 8,974 million yen and 17,955 million yen, respectively. In addition, deferred tax liabilities are not recognized on the taxable temporary differences in subsidiaries, including a gain of 61,544 million yen on a subsidiary’s sale of stock arising from the issuance of common stock of Sony Music Entertainment (Japan) Inc. in a public offering to third parties in November 1991 and the remeasurement gain on 116,939 million yen for the pre-owned
equity interest in EMI Music Publishing acquired in November 2018. Sony does not anticipate any significant tax consequences on the possible future disposition of these investments based on its tax planning strategies.
In addition, the deductible temporary differences arising from the translation adjustments for the foreign operations for which deferred tax assets are not recognized as of March 31, 2023 and 2024 amounted to 181,037 million yen and 275,810 million yen, respectively. The taxable temporary differences arising from the translation adjustments for the foreign operations for which deferred tax liabilities are not recognized as of March 31, 2023 and 2024 amounted to 694,240 million yen and 1,228,503 million yen, respectively.
Sony applies the “International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)” that the IASB issued in May 2023. Sony does not recognize or disclose deferred tax assets and deferred tax liabilities related to taxes arising from the taxation associated with the Pillar Two Model Rules, applying the temporary exemption provisions stipulated by the Amendments to IAS 12.
In Japan, a tax reform bill to implement the global minimum tax in accordance with the Pillar Two Model Rules was enacted on March 28, 2023. This new tax reform statute applies to Sony as of April 1, 2024. Sony does not anticipate any significant exposure to corporate income tax arising from the Pillar Two Model Rules.